Segmental and Revenue Analysis (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of net revenues generated from different reportable segment
	For the Years Ended
	December 31,
	2018	2017	2016
Overseas sales	$15,832,362	$21,190,063	$18,882,589
Domestic sales	4,102,457	2,086,462	1,129,133
Electronic commerce	3,800,668	5,734,121	4,461,504
Less: Sale tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	$23,674,037	$28,979,511	$24,443,736

	For the Years Ended
	December 31,
	2018	2017	2016
Pet chews	$6,271,777	$9,614,426	$10,316,841
Dried pet snacks	13,611,010	14,851,868	11,204,517
Wet canned pet food	2,782,382	3,035,196	1,926,455
Dental health snacks	495,581	856,875	606,648
Baked pet biscuits	95,169	8,226	123,898
Others	479,568	644,055	294,867
Less: Sales tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	$23,674,037	$28,979,511	$24,443,736

	For the Years Ended
	December 31,
	2018	2017	2016
South Korea	$2,870,998	$5,397,982	$5,299,721
China	6,569,382	6,553,715	5,073,272
United Kingdom	2,415,043	3,213,303	3,227,619
Germany	2,522,149	3,585,535	3,204,314
Other countries	9,357,915	10,260,111	7,668,300
Less: Sales tax and addition	(61,450)	(31,135)	(29,490)
Total net revenue	$23,674,037	$28,979,511	$24,443,736